Related party transactions	9 Months Ended
Sep. 30, 2023
Related party transactions
Related Party Transactions

18. Related party transactions

Key management personnel compensation:

	For the three months ended		For the nine months ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	$	$	$	$

Total compensation paid to key management	264,958	263,957	1,217,671	774,624
Share based payments	204,898	15,436	386,938	244,641

Credit facility payable

On June 30, 2022, the Company entered into an agreement for a $5 million credit facility (the “Facility”) for a one-year term with Goff & Jones Lending Co, LLC., a related party to the Company by virtue of one of its directors. The Facility matured on June 30, 2023 (the “Maturity Date”). During the three months ended March 31, 2023, the Company accrued $23,266 in interest and $80,133 in legal fees in connection with the Facility. This credit facility was paid off during the quarter ended June 30, 2023, and has not been renewed (see Note 11).

Convertible debenture with a director of the Company as counterparty

On September 1, 2022, Engine extended convertible debentures that were due to expire in October and November 2022 with an aggregate principal amount of US$1,250,000. Key terms include (a) maturity date of August 31, 2025, (b) interest rate of 7% (interest to be paid in full at maturity) and (c) conversion price of $4.40. The convertible debenture is beneficially held by a director of the Company. The participation of a director in the original issuance of the convertible debenture constitutes a “related party transaction” as such term is defined by Multilateral Instrument 61-101 - Protection of Minority Security Holders in Special Transactions (“MI 61-101”). The Company is relying on an exemption from the formal valuation requirements and the minority shareholder approval requirements under MI 61-101 as the fair market value of the convertible debenture did not exceed 25% of the market capitalization of the Company.